Supplement dated February 28, 2023
to the Prospectus, Summary Prospectuses and Statement of Additional Information (SAI) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus and Summary Prospectuses Dated	SAI Dated
Columbia Funds Variable Insurance Trust
Variable Portfolio – Managed Risk Fund	5/1/2022	11/23/2022
Variable Portfolio – Managed Risk U.S. Fund	5/1/2022	11/23/2022
Variable Portfolio – Managed Volatility Conservative Fund	5/1/2022	11/23/2022
Variable Portfolio – Managed Volatility Conservative Growth Fund	5/1/2022	11/23/2022
Variable Portfolio – Managed Volatility Growth Fund	5/1/2022	11/23/2022
Variable Portfolio – U.S. Flexible Conservative Growth Fund	5/1/2022	11/23/2022
Variable Portfolio – U.S. Flexible Growth Fund	5/1/2022	11/23/2022
Variable Portfolio – U.S. Flexible Moderate Growth Fund	5/1/2022	11/23/2022
Columbia Funds Variable Series Trust II
Variable Portfolio – Managed Volatility Moderate Growth Fund	5/1/2022	11/23/2022
Effective immediately, the portfolio manager information under the heading “Fund Management” in each Fund's Summary Prospectus and in each Fund's Summary section of the Prospectus for the above-mentioned Funds is hereby superseded and replaced with the following:

Portfolio Management	Title	Role with Fund	Managed Fund Since
			For Variable Portfolio (VP) – Managed Risk Fund and VP – Managed Risk U.S. Fund	For VP – Managed Volatility Conservative Fund, VP – Managed Volatility Conservative Growth Fund, VP - Managed Volatility Growth Fund and VP – Managed Volatility Moderate Growth Fund	For VP – U.S. Flexible Conservative Growth Fund, VP – U.S. Flexible Growth Fund and VP – U.S. Flexible Moderate Growth Fund
Brian Virginia	Senior Portfolio Manager and Head of Insurance Investments	Lead Portfolio Manager	2017	2014	2016
David Weiss, CFA	Vice President, Head of Sub-Advisory Management	Portfolio Manager	2017	2016	2016
Joshua Kutin, CFA	Senior Portfolio Manager and Head of North America Asset Allocation	Portfolio Manager	2018	2018	2018
Dan Boncarosky, CFA	Senior Portfolio Manager and	Portfolio Manager	February 2023	February 2023	February 2023
The rest of the section remains the same.
SUP7043-0001_(02/23)

The portfolio manager information under the heading “Primary Service Provider Contracts - Portfolio Managers” in the “More Information About the Funds” section of the Prospectus, is hereby superseded and replaced with the following:

Portfolio Management	Title	Role with Fund	Managed Fund Since
			For Variable Portfolio (VP) – Managed Risk Fund and VP – Managed Risk U.S. Fund	For VP – Managed Volatility Conservative Fund, VP – Managed Volatility Conservative Growth Fund, VP - Managed Volatility Growth Fund and VP – Managed Volatility Moderate Growth Fund	For VP – U.S. Flexible Conservative Growth Fund, VP – U.S. Flexible Growth Fund and VP – U.S. Flexible Moderate Growth Fund
Brian Virginia	Senior Portfolio Manager and Head of Insurance Investments	Lead Portfolio Manager	2017	2014	2016
David Weiss, CFA	Vice President, Head of Sub-Advisory Management	Portfolio Manager	2017	2016	2016
Joshua Kutin, CFA	Senior Portfolio Manager and Head of North America Asset Allocation	Portfolio Manager	2018	2018	2018
Dan Boncarosky, CFA	Senior Portfolio Manager and	Portfolio Manager	February 2023	February 2023	February 2023
Mr. Virginia joined the Investment Manager in 2010. Mr. Virginia began his investment career in 1996 and earned a B.S. from Kansas State University.
Mr. Weiss joined the Investment Manager in August 2015 as Vice President, Head of Sub-Advisory Management. Prior to joining the Investment Manager, Mr. Weiss was at Lincoln Financial Group where he was a Portfolio Manager and CIO of Lincoln Investment Advisors Corp. Mr. Weiss began his investment career in 1999 and earned a B.S. in management from Plymouth State College and an M.B.A. from Boston University Graduate School of Management.
Mr. Kutin joined the Investment Manager in 2015 as a senior portfolio manager for the Global Investment Solutions Group. Mr. Kutin began his investment career in 1998 and earned a B.S. in economics and a B.S. in mathematics with computer science from Massachusetts Institute of Technology and an M.S. in finance from Princeton University.
Mr. Boncarosky joined one of the Columbia Management legacy firms or acquired business lines in 2008. Mr. Boncarosky began his investment career in 2008 and earned a B.S. from Leonard N. Stern School of Business at New York University.
The rest of the section remains the same.

SUP7043-0001_(02/23)

Effective immediately, all references to Anwiti Bahuguna in the SAI are hereby removed. Additionally, the information under the subsection “The Investment Manager and Subadvisers – Portfolio Managers” in the “Investment Management and Other Services” section of the SAI with respect to each of the Funds listed below is hereby revised to add the following:

		Other accounts Managed (excluding the Fund)			Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance- Based Accounts**
Information is as of December 31, 2021, unless otherwise noted
VP – Managed Risk Fund
VP – Managed Risk U.S. Fund
VP – MV Conservative Fund
VP – MV Conservative Growth Fund
VP – MV Growth Fund
VP – MV Moderate Growth Fund
VP – U.S. Flexible Conservative Growth Fund
VP – U.S. Flexible Growth Fund
VP – U.S. Flexible Moderate Growth Fund	Dan Boncarosky(i)	7 RICs 3 PIVs 60 other accounts	$5.16 billion $0.19 million $127.95 million	None	Columbia Management - FoF	Columbia Management
*	RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
**	Number and type of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.
(i)	The portfolio manager began managing the Fund after its last fiscal year end; reporting information is provided as of January 31, 2023.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.

SUP7043-0001_(02/23)

Supplement dated February 28, 2023
to the Prospectus, Summary Prospectuses and Statement of Additional Information (SAI), each as supplemented, if applicable, of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus and Summary Prospectuses Dated	SAI Dated
Columbia Funds Variable Series Trust II
Variable Portfolio – Aggressive Portfolio	5/1/2022	11/23/2022
Variable Portfolio – Conservative Portfolio	5/1/2022	11/23/2022
Variable Portfolio – Moderately Aggressive Portfolio	5/1/2022	11/23/2022
Variable Portfolio – Moderately Conservative Portfolio	5/1/2022	11/23/2022
Variable Portfolio – Moderate Portfolio	5/1/2022	11/23/2022
The portfolio manager information under the heading "Fund Management" in the "Summary of the Fund" section of each Summary Prospectus and the Prospectus, is hereby superseded and replaced with the following:

Portfolio Management	Title	Role with Fund	Managed Fund Since
Brian Virginia	Senior Portfolio Manager and Head of Insurance Investments	Portfolio Manager	2015
David Weiss, CFA	Vice President, Head of Sub-Advisory Management	Portfolio Manager	2016
Joshua Kutin, CFA	Senior Portfolio Manager and Head of North America Asset Allocation	Portfolio Manager	2018
Dan Boncarosky, CFA	Senior Portfolio Manager	Portfolio Manager	February 2023
The rest of the section remains the same.
The portfolio manager information under the heading "Primary Service Provider Contracts - Portfolio Managers" in the More Information About the Funds" section of the Prospectus, is hereby superseded and replaced with the following:
Portfolio Managers
Information about the portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers, and ownership by the portfolio managers of Fund shares.

Portfolio Management	Title	Role with Fund	Managed Fund Since
Brian Virginia	Senior Portfolio Manager and Head of Insurance Investments	Portfolio Manager	2015
David Weiss, CFA	Vice President, Head of Sub-Advisory Management	Portfolio Manager	2016
Joshua Kutin, CFA	Senior Portfolio Manager and Head of North America Asset Allocation	Portfolio Manager	2018
Dan Boncarosky, CFA	Senior Portfolio Manager	Portfolio Manager	February 2023
Mr. Virginia joined the Investment Manager in 2010. Mr. Virginia began his investment career in 1996 and earned a B.S. from Kansas State University.
Mr. Weiss joined the Investment Manager in August 2015 as Vice President, Head of Sub-Advisory Management. Prior to joining the Investment Manager, Mr. Weiss was at Lincoln Financial Group where he was a Portfolio Manager and CIO of Lincoln Investment Advisors Corp. Mr. Weiss began his investment career in 1999 and earned a B.S. in management from Plymouth State College and an M.B.A. from Boston University Graduate School of Management.
Mr. Kutin joined the Investment Manager in 2015 as a senior portfolio manager for the Global Investment Solutions Group. Mr. Kutin began his investment career in 1998 and earned a B.S. in economics and a B.S. in mathematics with computer science from Massachusetts Institute of Technology and an M.S. in finance from Princeton University.
Mr. Boncarosky joined one of the Columbia Management legacy firms or acquired business lines in 2008. Mr. Boncarosky began his investment career in 2008 and earned a B.S. from Leonard N. Stern School of Business at New York University.
SUP7041-0001_(02/23)

Effective immediately, all references to Anwiti Bahuguna in the SAI are hereby removed. Additionally, the information under the subsection “The Investment Manager and Subadvisers – Portfolio Managers” in the “Investment Management and Other Services” section of the SAI with respect to each of the Funds listed below is hereby revised to add the following:

		Other accounts Managed (excluding the Fund)			Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance- Based Accounts**
Information is as of December 31, 2021, unless otherwise noted
VP – Aggressive Portfolio VP – Conservative Portfolio VP – Moderate Portfolio VP – Moderately Aggressive Portfolio VP – Moderately Conservative Portfolio	Dan Boncarosky(i)	7 RICs 3 PIVs 60 other accounts	$5.16 billion $0.19 million $127.95 million	None	Columbia Management - FoF	Columbia Management
*	RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
**	Number and type of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.
(i)	The portfolio manager began managing the Fund after its last fiscal year end; reporting information is provided as of January 31, 2023.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
2
SUP7041-0001_(02/23)